Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash on hand	₨ 2		₨ 2
Balances with banks	1,807		2,102
Term deposits with banks (original maturities less than 3 months)	244		124
Cash and cash equivalents in the statement of financial position	2,053	$ 27	2,228
Bank overdrafts used for cash management purposes	91	1	0
Cash and cash equivalents in the statement of cash flow	1,962	$ 26	2,228	$ 30	₨ 2,542	₨ 3,779
Balance in unclaimed dividend and debenture interest account	111		112
Other restricted cash balances	₨ 15		₨ 12